Borrowings (Schedule Of Annual Maturities On Credit Facility And Senior Notes) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016
2017
2018
2019	336.0
2020
Thereafter	600.0
Total	$ 936.0